Financial investments	12 Months Ended
Dec. 31, 2020
Financial investments [Abstract]
Financial investments	Financial investmentsConsists of investments in Brazilian Treasury Bonds (“LFTs”), in the amount of R$ 979,837 on December 31, 2020 (2019 – R$1,349,666) with an average return of 100% of the Basic Interest Rate (SELIC, currently at 2.0% per year and 4.5% in December 2019), are invested to comply with certain requirements for authorized payment institutions as set forth by the Brazilian Central Bank regulation. This financial asset was classified at fair value through other comprehensive income. Unrealized accumulated loss on LFTs as of December 31, 2020 totaled R$306 (R$278 in twelve-month period ended December 31, 2020).